Restatement of Consolidated Financial Statements (Restatement Adjustments) (Details) - USD ($) $ / shares in Units, $ in Thousands		3 Months Ended				6 Months Ended		12 Months Ended
		Jun. 30, 2021	Mar. 31, 2021	Jun. 30, 2020	Mar. 31, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020		Dec. 31, 2019	Dec. 31, 2018	Dec. 16, 2020	Dec. 15, 2020	Dec. 31, 2017
Assets
Total current assets		$ 708,571				$ 708,571		$ 273,219		$ 35,092
Total assets		720,458				720,458		282,421		38,856
Liabilities and stockholders' equity
Total current liabilities		124,934				124,934		47,356		10,481
Long-term common stock warrant liabilities		60,688				60,688		178,232	[1]
Total liabilities		$ 185,646				$ 185,646		$ 225,634		$ 20,191
Stockholders' equity:
Preferred stock, par value (in dollars per share)		$ 0.0001				$ 0.0001		$ 0.0001		$ 0.0001		$ 0.0001
Preferred stock, shares authorized (in shares)		10,000,000				10,000,000		10,000,000		10,000,000		10,000,000
Preferred stock, shares outstanding (in shares)		0				0		0		0
Preferred stock, shares issued (in shares)		0				0		0		0
Preferred stock $0.0001 par value; 10 million shares authorized - 0 issued and outstanding as of December 31, 2020 and 2019
Common stock, shares issued (in shares)								292,000,000
Common stock, shares outstanding (in shares)		328,000,000				328,000,000						369,797,524	56,620,419
Common stock, par value (in dollars per share)		$ 0.0001				$ 0.0001		$ 0.0001		$ 0.0001
Common stock, shares authorized (in shares)		625,000,000				625,000,000		625,000,000		625,000,000
Common stock $0.0001 par value; 625 million shares authorized; Class A common stock - 500 million shares authorized; 292 million and 212 million shares issued and outstanding as of December 31, 2020 and 2019, respectively; Class B common stock - 125 million shares authorized; 78 million and 74 million shares issued and outstanding as of December 31, 2020 and 2019, respectively		$ 39				$ 39		$ 37		$ 29
Additional paid-in capital		906,275				906,275		295,065		108,892
Accumulated deficit		(371,502)				(371,502)		(238,315)		(90,256)
Total stockholders' equity		534,812	$ 588,911	$ 53,597	$ 3,741	534,812	$ 53,597	56,787		18,665	$ 1,076			$ 3,766
Total liabilities and stockholders' equity		720,458				720,458		282,421		38,856
Consolidated Statement of Operations
Revenue		89,491		58,878		173,168	102,437	230,115		119,872	50,778
Total cost and expenses		139,481		71,466		274,626	130,257	329,736		144,700	76,323
Loss from operations		(49,990)		(12,588)		(101,458)	(27,820)	(99,621)		(24,828)	(25,545)
Change in fair value of common stock warrant liabilities		(29,595)				(31,703)		(23,049)
Loss before income taxes		(79,530)		(20,129)		(133,080)	(35,626)	(145,395)		(23,605)	(27,780)
Provision for income taxes		65		28		107	53	115		0	0
Net loss		$ (79,595)	(53,592)	$ (20,157)	(15,522)	$ (133,187)	$ (35,679)	$ (145,510)		$ (23,605)	$ (27,780)
Net loss per share attributable to common stockholders - basic and diluted		$ (0.21)		$ (0.07)		$ (0.36)	$ (0.13)	$ (0.49)		$ (0.09)	$ (0.12)
Weighted average common shares outstanding - basic and diluted		385,945,332		289,823,175		371,519,800	284,054,689	294,549,146		261,228,108	236,040,717
Statement of Stockholders' Equity [Abstract]
Net Business Combination and PIPE financing (Restated)								$ 75,243
Net loss		$ (79,595)	(53,592)	$ (20,157)	(15,522)	$ (133,187)	$ (35,679)	(145,510)		$ (23,605)	$ (27,780)
Balance at December 31, 2020		534,812	588,911	53,597	3,741	534,812	53,597	56,787		18,665	1,076			3,766
Consolidated Statement of Cash Flows
Net loss		$ (79,595)	$ (53,592)	$ (20,157)	$ (15,522)	(133,187)	(35,679)	(145,510)		(23,605)	(27,780)
Change in fair value of common stock warrant liabilities								23,049
Net cash used in operating activities						$ (64,990)	$ (9,316)	(56,232)		$ (21,937)	$ (16,948)
As Previously Reported
Assets
Total current assets								273,219
Total assets								282,421
Liabilities and stockholders' equity
Total current liabilities								47,356
Total liabilities								47,402
Stockholders' equity:
Preferred stock $0.0001 par value; 10 million shares authorized - 0 issued and outstanding as of December 31, 2020 and 2019
Common stock $0.0001 par value; 625 million shares authorized; Class A common stock - 500 million shares authorized; 292 million and 212 million shares issued and outstanding as of December 31, 2020 and 2019, respectively; Class B common stock - 125 million shares authorized; 78 million and 74 million shares issued and outstanding as of December 31, 2020 and 2019, respectively								37
Additional paid-in capital								450,248
Accumulated deficit								(215,266)
Total stockholders' equity								235,019						(13,274)
Total liabilities and stockholders' equity								282,421
Consolidated Statement of Operations
Revenue								230,115
Total cost and expenses								329,736
Loss from operations								(99,621)
Loss before income taxes								(122,346)
Provision for income taxes								115
Net loss								$ (122,461)
Net loss per share attributable to common stockholders - basic and diluted								$ (0.42)
Weighted average common shares outstanding - basic and diluted								294,549,146
Statement of Stockholders' Equity [Abstract]
Net Business Combination and PIPE financing (Restated)								$ 230,426
Net loss								(122,461)
Balance at December 31, 2020								235,019						$ (13,274)
Consolidated Statement of Cash Flows
Net loss								(122,461)
Net cash used in operating activities								(56,232)
Restatement Adjustment
Liabilities and stockholders' equity
Long-term common stock warrant liabilities	[1]							178,232
Total liabilities								178,232
Stockholders' equity:
Preferred stock $0.0001 par value; 10 million shares authorized - 0 issued and outstanding as of December 31, 2020 and 2019
Additional paid-in capital	[1]							(155,183)
Accumulated deficit	[2]							(23,049)
Total stockholders' equity								(178,232)
Consolidated Statement of Operations
Change in fair value of common stock warrant liabilities	[2]							(23,049)
Loss before income taxes								(23,049)
Net loss	[2]							$ (23,049)
Net loss per share attributable to common stockholders - basic and diluted								$ (0.07)
Statement of Stockholders' Equity [Abstract]
Net Business Combination and PIPE financing (Restated)	[1]							$ (155,183)
Net loss	[2]							(23,049)
Balance at December 31, 2020								(178,232)
Consolidated Statement of Cash Flows
Net loss	[2]							(23,049)
Change in fair value of common stock warrant liabilities	[2]							$ 23,049
Class A common stock, par value $0.0001 per share
Stockholders' equity:
Common stock, shares issued (in shares)		328,000,000				328,000,000		292,000,000		212,000,000
Common stock, shares outstanding (in shares)								292,000,000		212,000,000			102,614,847
Common stock, par value (in dollars per share)		$ 0.0001				$ 0.0001		$ 0.0001		$ 0.0001
Common stock, shares authorized (in shares)		500,000,000				500,000,000		500,000,000		500,000,000		500,000,000
Class B Common Stock
Stockholders' equity:
Preferred stock, shares authorized (in shares)												10,000,000
Common stock, shares issued (in shares)		69,000,000				69,000,000		78,000,000		74,000,000
Common stock, shares outstanding (in shares)		69,000,000				69,000,000		78,000,000		74,000,000			332,690,933
Common stock, par value (in dollars per share)		$ 0.0001				$ 0.0001		$ 0.0001
Common stock, shares authorized (in shares)		125,000,000				125,000,000		125,000,000		125,000,000		125,000,000

[1]	Reclassification of common stock warrants from equity classified to liability classified.
[2]	Amounts represent the fair value adjustments related to the revaluation of liability classified common stock warrants and transaction costs and advisor fees incurred by Skillz attributable to the liability classified common stock warrants.